Other accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Other accounts payable and accrued expenses	Note 9. Other accounts payable and accrued expenses

	December 31, 2022	December 31, 2021
Governmental institution	$1,227	$2,372
Employees and related expenses	33,495	29,725
Income tax payable	2,853	8,235
Accrued expenses	6,244	12,800
Advances from customers	628	695
Other	1,006	217
	$45,453	$54,044